Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Estimates [Abstract]
Increase in operating income due to changes in contract estimates		$ 184	$ 149	$ 52
Percentage of increase in consolidated operating income due to changes in contract estimates		18.00%	16.00%	6.00%
Increase in operating income due to changes in contract estimates, diluted (in dollars per share)		$ 1.48	$ 1.23	$ 0.45
Revenue Recognition [Abstract]
Percentage of net sales accounted for under contract accounting standards		59.00%
Percentage of fixed-price type contracts		49.00%
Percentage of cost-plus type contracts		10.00%
Period of performance for contracts accounted for under the percentage-of-completion method of accounting, minimum		1 year
Accrued product warranty costs [Roll Forward]:
Balance at January 1		$ 109	$ 105
Acquisitions during this period		3	3
Accruals for product warranties issued during the period		52	51
Foreign currency translation adjustments		1	(1)
Settlements made during the period		(66)	(49)
Balance at December 31		99	109	$ 105
Goodwill and Indefinite-lived Intangible Assets [Abstract]
Goodwill impairment charges		0	$ 0	46
NSS [Member]
Goodwill and Indefinite-lived Intangible Assets [Abstract]
Goodwill impairment charges				955
NSS [Member] | Discontinued Operations [Member]
Goodwill and Indefinite-lived Intangible Assets [Abstract]
Goodwill impairment charges				909
NSS [Member] | Continuing Operations [Member]
Goodwill and Indefinite-lived Intangible Assets [Abstract]
Goodwill impairment charges				$ 46
Vertex Aerospace [Member]
Goodwill and Indefinite-lived Intangible Assets [Abstract]
Goodwill impairment charges	$ 187	187
Goodwill impairment after income taxes		$ 133
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life		10 years
Minimum [Member] | Machinery, Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life		3 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life		40 years
Maximum [Member] | Machinery, Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Abstract]
Estimated useful life		10 years